Statement of Stockholders' Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Shares at Dec. 31, 2014
Capital contribution		$ 14,160		$ 14,160
Net income/loss
Ending Balance, Shares at Dec. 31, 2015	40,000,000
Ending Balance, Amount at Dec. 31, 2015	$ 4,000	(381)	(9,699)
Net income/loss			(8,080)	(8,080)
Ending Balance, Shares at Dec. 31, 2016	40,000,000
Ending Balance, Amount at Dec. 31, 2016	$ 4,000	13,779	(17,779)
Net income/loss			(3,600)	(3,600)
Ending Balance, Shares at Dec. 31, 2017	40,000,000
Ending Balance, Amount at Dec. 31, 2017	$ 4,000	$ 13,779	$ (21,379)	$ (3,600)